Other Accounting Policies	12 Months Ended
Dec. 31, 2024
Text Block [abstract]
Other accounting policies
E.9	Other accounting policies
(a) Summary of other material accounting policies
Australia tax consolidation
The parent and its wholly owned Australian controlled entities have elected to enter a tax consolidation, with Woodside Energy Group Ltd as the head entity of the tax consolidated group. The members of the Australian tax consolidated group are identified in Note E.8(a).
The tax expense/benefit, deferred tax liabilities and deferred tax assets arising from temporary differences of the members of the tax consolidated group are recognised in the separate financial statements of the members of the tax consolidated group, using the stand-alone approach.
Entities within the tax consolidated group have entered into a tax funding arrangement and a tax sharing agreement with the head entity. Under the tax funding agreement, Woodside Energy Group Ltd and each of the entities in the tax consolidated group have agreed to pay or receive a tax equivalent payment to or from the head entity, based on the current tax liability or current tax asset of the entity.

The tax sharing agreement entered into between members of the tax consolidated group provides for the determination of the allocation of income tax liabilities between the entities, should the head entity default on its tax payment obligations. No amounts have been recognised in the financial statements in respect of this agreement as payment of any amounts under the tax sharing agreement is considered remote.
US tax consolidation
The Group has two separate USA Tax Consolidation Groups as at 31 December 2024:

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Woodside Energy USA Operations Inc. and its wholly owned USA controlled entities have elected to file a consolidated tax return, with Woodside Energy USA Operations Inc. as the parent of the tax consolidated group.

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Woodside Energy Holdings (USA) Inc. and its wholly owned USA controlled entities have elected to file a consolidated tax return, with Woodside Energy Holdings (USA) Inc. as the parent of the tax consolidated group. The consolidated tax return will include the subsidiaries acquired as part of the Tellurian acquisition from acquisition date. The deferred tax assets and liabilities arising from temporary differences of the members of this tax consolidated group have not been recognised.

The tax expense/benefit, deferred tax liabilities and deferred tax assets arising from temporary differences of the members of the tax consolidated group are computed on a separate company basis.
Entities within the tax consolidated group have entered into a tax sharing agreement. Under the tax sharing agreement, the tax liability for the consolidated group or the utilisation of tax attributes are settled periodically between the members of the group. No amounts have been recognised in the financial statements in respect of this agreement as payment of any amounts under the tax sharing agreement is considered remote.
(b) New standards and interpretations
New and amended accounting standards adopted
A number of amended standards became applicable for the current reporting period. The Group did not make any significant changes to its accounting policies and did not make retrospective adjustments as a result of adopting these amended standards. These amendments did not materially impact the accounting policies or amounts disclosed in the year end financial statements of the Group.
New standards and interpretations not yet adopted
Certain new accounting standards, amendments to accounting standards and interpretations have been published that are not mandatory for the 31 December 2024 reporting period and have not been early adopted by the Group. These standards, amendments or interpretations are not expected to have a material impact to the Group in the current or future reporting periods and on foreseeable future transactions. The assessment of the impact of IFRS 18
Presentation and Disclosure in Financial Statements
effective from 1 January 2027 is currently in progress.